SHAREHOLDERS' EQUITY (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	42.60%	45.19%	45.46%
Expected volatility, maximum	45.24%	46.64%	48.04%
Expected dividends	0.00%	0.00%	0.00%
Risk free rate, minimum	1.51%	2.59%	1.82%
Risk free rate, maximum	2.47%	3.03%	2.27%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 11 months 8 days	5 years 2 months 1 day	5 years 10 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 11 months 26 days	7 years 6 months 10 days	7 years 25 days
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	31.88%	39.90%	33.60%
Expected volatility, maximum	54.49%	41.20%	43.40%
Expected dividends	0.00%	0.00%	0.00%
Expected term	6 months	6 months	6 months
Risk free rate, minimum	1.89%	1.85%	0.47%
Risk free rate, maximum	2.52%	2.28%	0.79%